LEASES (Narrative) (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) ft²	Sep. 30, 2019 USD ($) ft²	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Area of property under operating lease | ft²		3,352	3,352
Lease and rent expense per month			$ 7,752	$ 114,822	$ 102,445
Operating Lease expense		$ 21,681	43,753
Short-term lease cost		11,120	23,597
Right of use amortization assets		$ 21,681	$ 43,753
Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Increased lease and rent expense in November 2019	$ 7,891